Plant and equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Abstract]
Depreciation	$ 28,399	$ 30,786
Impaired of plant and equipment	0	0
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, before Accumulated Depreciation and Amortization	14,103	19,231
Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization	$ 5,128	$ 5,128